Basis of Preparation and Significant Accounting Policies - Additional Information (Details)		1 Months Ended		12 Months Ended
	Feb. 11, 2022 USD ($) shares	Sep. 30, 2020 DKK (kr)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 DKK (kr) Employee BusinessUnit	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	May 31, 2022 USD ($)
Basis Of Preparation And Significant Accounting Policies [Line Items]
Number of employees at the date of publication of annual report | Employee				2
Number of business units | BusinessUnit				1
Revenue | kr				kr 36,193,000	kr 0	kr 0
Proceeds from issuance of shares		kr 534,500,000	$ 83,700,000	kr 464,000	kr 1,280,786,000	kr 19,000
KemPharm Inc.
Basis Of Preparation And Significant Accounting Policies [Line Items]
Date of acquisition				May 31, 2022
Major Business Combination | KemPharm Inc.
Basis Of Preparation And Significant Accounting Policies [Line Items]
Cash received in acquisition							$ 12,800,000
Liabilities assumed							$ 5,200,000
At-the-Market Offering Program with Cowen | Major Ordinary Share Transactions
Basis Of Preparation And Significant Accounting Policies [Line Items]
Issuance of new shares | shares	360,000
Proceeds from issuance of shares	$ 835,668.00